Financial Instruments (Details) - Schedule of fair value movements - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
Beginning balance	£ 42,692
Warrants issued upon acquisition of Drover		6,566
Fair value movement	(245,866)	102
Foreign exchange movements	34,510
Exercise of warrants		(6,667)
Warrants issued in the Transaction		69,362
Fair value movement		(26,671)
Ending balance	82,623	42,692
Issuances	251,287
Public warrants [Member]
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
Beginning balance	13,418
Warrants issued upon acquisition of Drover
Fair value movement	(14,799)
Foreign exchange movements	1,547
Exercise of warrants
Warrants issued in the Transaction		22,475
Fair value movement		(9,057)
Ending balance	166	13,418
Issuances
Private warrants [Member]
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
Beginning balance	29,274
Warrants issued upon acquisition of Drover		6,566
Fair value movement	(32,298)	102
Foreign exchange movements	3,373
Exercise of warrants		(6,667)
Warrants issued in the Transaction		46,887
Fair value movement		(17,614)
Ending balance	349	29,274
Issuances
Embedded derivative [Member]
Financial Instruments (Details) - Schedule of fair value movements [Line Items]
Beginning balance
Warrants issued upon acquisition of Drover
Fair value movement	(198,769)
Foreign exchange movements	29,590
Exercise of warrants
Warrants issued in the Transaction
Fair value movement
Ending balance	82,108
Issuances	£ 251,287